Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$32,039,974.51	0.1023641	$-	-	$32,039,974.51
Class A-3 Notes	$450,000,000.00	1.0000000	$444,503,972.98	0.9877866	$5,496,027.02
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$742,499,974.51	0.5481889	$704,963,972.98	0.5204760	$37,536,001.53

Weighted Avg. Coupon (WAC)	4.59%		4.60%
Weighted Avg. Remaining Maturity (WARM)	41.36		40.53
Pool Receivables Balance	$785,459,578.21		$747,014,665.83
Remaining Number of Receivables	62,576		60,875

Adjusted Pool Balance	$769,793,937.18		$732,257,935.66

III. COLLECTIONS

Principal:
Principal Collections	$37,529,697.16
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$769,169.68
Total Principal Collections	$38,298,866.84

Interest:
Interest Collections	$3,013,053.83
Late Fees & Other Charges	$58,136.23
Interest on Repurchase Principal	$-
Total Interest Collections	$3,071,190.06

Collection Account Interest	$1,311.21
Reserve Account Interest	$238.76
Servicer Advances	$-

Total Collections	$41,371,606.87

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$41,371,606.87
Reserve Account Release	$-
Total Available for Distribution	$41,371,606.87

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$654,549.65		$654,549.65	$654,549.65
Collection Account Interest					$1,311.21
Late Fees & Other Charges					$58,136.23
Total due to Servicer					$713,997.09

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$14,684.99		$14,684.99
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$416,877.49		$416,877.49	$416,877.49

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$40,077,087.37

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$37,536,001.53

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$32,039,974.51
Class A-3 Notes				$5,496,027.02
Class A-4 Notes				$-
Class A Notes Total:		$37,536,001.53		$37,536,001.53
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$37,536,001.53		$37,536,001.53

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,541,085.84

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,665,641.03
Beginning Period Amount	$15,665,641.03
Current Period Amortization	$908,910.85
Ending Period Required Amount	$14,756,730.17
Ending Period Amount	$14,756,730.17
Next Distribution Date Amount	$13,880,803.39

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	6/17/2013
Transaction Month	15
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.55%	3.73%	3.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	60,121	98.44%	$735,393,956.36
30 - 60 Days	0.99%	602	1.23%	$9,203,034.20
61 - 90 Days	0.21%	130	0.27%	$2,011,401.82
91 + Days	0.04%	22	0.05%	$406,273.45
		60,875		$747,014,665.83
Total
Delinquent Receivables 61 + days past due	0.25%	152	0.32%	$2,417,675.27
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	147	0.32%	$2,500,440.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.18%	116	0.24%	$1,954,984.51
Three-Month Average Delinquency Ratio	0.22%		0.29%

Repossession in Current Period		43		$710,439.64
Repossession Inventory		71		$612,098.63

Charge-Offs
Gross Principal of Charge-Off for Current Period				$915,215.22
Recoveries				$(769,169.68)
Net Charge-offs for Current Period				$146,045.54

Beginning Pool Balance for Current Period				$785,459,578.21

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.21%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$5,957,010.18
Cumulative Net Losses as a % of Initial Pool Balance				0.43%

Principal Balance of Extensions				$3,080,642.19
Number of Extensions				175

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